Goodwill - Summary of Carrying Amount of Goodwill by Cash Generating Unit (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 7,262	$ 7,342	$ 6,719
Legal Professionals [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		3,689
Corporates [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		2,027
Tax & Accounting Professionals [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		1,148
Reuters News [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		230
Global Print [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		$ 248